Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant and Equipment [Line Items]
Total assets in service	$ 27,065	$ 26,749	$ 23,170
Less accumulated depreciation	8,102	7,986	7,513
Net of accumulated depreciation	18,963	18,763	15,657
Construction work in progress	832	585	417
Held for future use	21	22	16
Property, plant and equipment - net	19,816	19,370	16,090
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 14,211	$ 14,007	13,105
Composite depreciation rate	2.80%	2.80%
Avg. life	35 years 10 months 24 days	35 years 9 months 18 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 11,201	$ 11,094	8,568
Composite depreciation rate	2.90%	2.90%
Avg. life	35 years	35 years
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 1,653	$ 1,648	$ 1,497
Composite depreciation rate	6.90%	6.90%
Avg. life	14 years 7 months 6 days	14 years 6 months